PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Prepaid clinical research costs		$ 192
Prepaid insurance	595	241
Other prepaid expenses	567	42
Prepaid investor relations	534
Tax deposits	68	68
Prepaid GPU infrastructure costs
Prepaid GPU leases, short-term
Other receivables	220	12
Total prepaid expenses and other receivables	$ 1,984	$ 555